Operating leases	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
Operating leases
4.	Operating leases

4.1	Operating leases – spot charter

For those spot charters that we have determined are operating leases, the term of the lease is always less than one year. The lease payments to be received for ongoing charters at March 31, 2018 relate to outstanding freight and demurrage revenue expected to be paid in the coming months. Therefore, the disclosure of the maturity analysis of lease payments required by ASC 842 is limited to one year. For those ongoing charters at March 31, 2018, the outstanding lease payments to be received as at March 31, 2018 amounted to $11.9 million.

As required by ASC 842, Leases, for spot charters that qualify as leases, lease revenue is required to be presented as revenue for the lease component and revenue for the non-lease component. The revenue earned is not negotiated in its two separate components, but as a whole. In order to prepare the required disclosure, the residual allocation method has been used. We have estimated the non-lease component as the cost of operating the vessels by our external technical managers and the additional activities performed by Ardmore. The lease component disclosed then has been calculated as the difference between total revenue and the non-lease component revenue.

The table below discloses the lease and non-lease components of revenue for the three months ended March 31, 2018:

Three months ended
Mar 31, 2018
Lease component of revenue from voyage charters	23,427,327
Non-lease component of revenue from voyage charters	17,542,624
Time charter and pool revenue	9,501,573
50,471,524

4.2	Operating leases – office rent

Ardmore has chosen to early adopt ASC 842 Leases which requires lessees to recognize on their balance sheet a right of use asset and corresponding liability in respect of all material lease contracts. The discount rate used is the incremental cost of borrowing. The weighted average remaining lease term as of March 31, 2018 was 7 years. The lease contracts included below are for Ardmore’s offices in Cork, Singapore and Houston.

	As at
	Mar 31, 2018	Jan 1, 2018
Current portion of operating lease obligations	467,396	442,957
Non-current portion of operating lease obligations	1,886,595	1,997,331
Total operating lease obligations	2,353,991	2,440,288

As of March 31, 2018, the Company had the following undiscounted operating lease commitments:

	2018	2019	2020	2021	2022	2023-2026
Office space	367,914	474,056	329,356	296,499	303,198	999,068
	367,914	474,056	329,356	296,499	303,198	999,068